UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2007

[LOGO OF USAA]
    USAA(R)

                             USAA NEW YORK BOND Fund


                      3RD QUARTER Portfolio of Investments


                                DECEMBER 31, 2007

                                                                      (Form N-Q)

48466-0208                           (copyright)2008, USAA. All rights reserved.
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                            of INVESTMENTS

USAA NEW YORK BOND FUND
DECEMBER 31, 2007 (UNAUDITED)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)   Principal  and interest  payments  are insured by one of the  following:
        AMBAC Assurance Corp., Assured Guaranty Corp., CIFG Assurance, N.A., Federal Housing Administration, Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., Radian Asset Assurance, Inc., or XL Capital Assurance.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Societe Generale.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from Bishop Henry B. Hucles Nursing Home, Inc.



PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
ETM     Escrowed to final maturity
IDA     Industrial Development Authority/Agency
MTA     Metropolitan Transportation Authority
PRE     Prerefunded to a date prior to maturity
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                            of INVESTMENTS (in thousands)


USAA NEW YORK BOND FUND
DECEMBER 31, 2007 (UNAUDITED)

   PRINCIPAL                                            COUPON               FINAL          MARKET
      AMOUNT   SECURITY                                    RATE            MATURITY           VALUE
 ---------------------------------------------------------------------------------------------------
               FIXED-RATE INSTRUMENTS (97.3%)

               NEW YORK (96.7%)

$      1,000   Albany IDA                                 6.00%           7/01/2019        $  1,018
         500   Albany IDA                                 5.00            7/01/2031             467
       1,725   Albany IDA                                 5.00            4/01/2037           1,513
         555   Albany Parking Auth.  (PRE)                5.63            7/15/2020             607
         445   Albany Parking Auth.                       5.63            7/15/2020             465
       1,500   Buffalo Municipal Water Finance Auth.
                    (INS) (PRE)                           5.00            7/01/2028           1,531
         750   Cattaraugus County IDA                     5.10            5/01/2031             707
         970   Clarence IDA                               6.00            1/20/2044           1,044
       2,000   Dormitory Auth.  (ETM)                     5.30            2/15/2019           2,206
         365   Dormitory Auth.  (PRE)                     5.00            7/01/2019             380
         635   Dormitory Auth.                            5.00            7/01/2019             650
       1,000   Dormitory Auth. (INS)                      5.25            7/01/2020           1,023
       3,000   Dormitory Auth. (INS)                      6.00            7/01/2020           3,125
       1,140   Dormitory Auth. (INS)                      5.00            7/01/2021           1,200
         500   Dormitory Auth. (INS)                      5.00            7/01/2021             523
       4,065   Dormitory Auth., 6.05%, 7/01/2010 (INS)
                    (PRE)                                 6.05 (a)        7/01/2023           3,781
          95   Dormitory Auth. (INS) (PRE)                5.13            9/01/2023             100
       1,655   Dormitory Auth. (INS)                      5.13            9/01/2023           1,699
       1,000   Dormitory Auth. (INS) (PRE)                5.75            5/15/2024           1,071
       1,500   Dormitory Auth. (NBGA)                     5.00            7/01/2024           1,566
       2,500   Dormitory Auth. (INS)                      5.50            7/01/2024           2,594
       3,500   Dormitory Auth. (INS)                      5.00            7/01/2025           3,630
       1,000   Dormitory Auth.                            5.00            7/01/2025           1,040
       1,930   Dormitory Auth. (INS)                      4.50            8/15/2025           1,922
       3,000   Dormitory Auth. (INS)                      4.80            8/15/2025           3,057
       1,000   Dormitory Auth. (INS)                      5.00            8/15/2025           1,036
       2,000   Dormitory Auth.                            5.00            7/01/2026           1,863
       1,250   Dormitory Auth. (LOC - Allied Irish Banks
                    plc)                                  5.25            7/01/2027           1,274
       2,000   Dormitory Auth.                            5.00            2/15/2030           2,057
         500   Dormitory Auth. (INS)                      5.00            7/01/2030             512
         400   Dormitory Auth. (INS)                      5.40            2/01/2031             417
       1,000   Dormitory Auth. (INS)                      5.00            8/01/2031           1,020
       2,000   Dormitory Auth. (INS)                      4.70            2/15/2035           1,912
       3,000   Dormitory Auth.                            5.00            7/01/2035           3,093
       1,000   Dormitory Auth.                            5.00            7/01/2036             896
       2,000   Dormitory Auth. (INS)                      5.00            8/15/2036           2,064
       2,000   Dormitory Auth. (INS)                      4.75            2/15/2037           2,007
       2,000   Dormitory Auth.                            5.00            5/01/2037           1,943
         250   Dormitory Auth.                            5.30            7/01/2037             252
       2,200   Dormitory Auth.  (PRE)                     6.00            5/15/2039           2,368
       1,090   Dutchess County IDA  (PRE)                 5.75            8/01/2030           1,173
       3,000   Dutchess County IDA                        4.50            8/01/2036           2,764
          35   Environmental Facilities Corp.             7.50            3/15/2011              35
       2,000   Environmental Facilities Corp.             5.00            6/15/2023           2,086
       1,000   Environmental Facilities Corp.             5.00            6/15/2025           1,045
       1,000   Environmental Facilities Corp.             4.50            6/15/2036             974
         600   Erie County (INS)                          4.88           10/01/2018             622
       1,000   Erie County (INS) (PRE)                    5.50            7/01/2029           1,068

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                            of INVESTMENTS (in thousands)
                            (continued)


USAA NEW YORK BOND FUND
DECEMBER 31, 2007 (UNAUDITED)

   PRINCIPAL                                            COUPON               FINAL          MARKET
      AMOUNT   SECURITY                                    RATE            MATURITY           VALUE
 ---------------------------------------------------------------------------------------------------
$        200   Grand Central District Management
                    Association, Inc.                     5.00%           1/01/2022        $    212
       2,070   Housing Finance Agency (INS)               6.13           11/01/2020           2,085
       1,250   Hudson Yards Infrastructure Corp. (INS)    4.50            2/15/2047           1,191
       3,350   Long Island Power Auth.  (PRE)             5.25           12/01/2026           3,416
       3,000   Long Island Power Auth. (INS)              5.00            9/01/2034           3,090
       1,000   Long Island Power Auth.                    5.00            9/01/2035           1,027
       3,220   Monroe County IDA                          5.20           12/20/2039           3,280
       2,200   MTA (INS)                                  5.00            7/01/2025           2,283
       3,000   MTA (INS)                                  4.75           11/15/2028           3,050
           5   New York City                              6.25            4/15/2017               5
         890   New York City  (PRE)                       6.00            5/15/2020             958
         110   New York City                              6.00            5/15/2020             117
       1,000   New York City                              5.25            6/01/2022           1,039
       2,315   New York City                              5.00            8/01/2026           2,379
       1,000   New York City Health and Hospital Corp.
                    (INS)                                 5.00            2/15/2021           1,043
       1,000   New York City Health and Hospital Corp.
                    (INS)                                 5.25            2/15/2022           1,063
       1,600   New York City Housing Development Corp.
                    (INS)                                 5.00            7/01/2025           1,662
       2,420   New York City IDA                          5.80            8/01/2016           2,500
       1,000   New York City IDA (INS)                    5.13            9/01/2021             947
       1,000   New York City IDA (INS)                    5.00           10/01/2023             922
       1,285   New York City IDA (INS)                    5.05            7/01/2024           1,182
       4,000   New York City IDA (INS)                    4.50            6/01/2035           3,892
       2,000   New York City IDA                          5.00            9/01/2035           1,811
       1,000   New York City IDA (INS)                    5.25           11/01/2037             860
      17,090   New York City Municipal Water Finance
                    Auth.                                 5.12 (b)        6/15/2020          10,097
       1,000   New York City Municipal Water Finance
                    Auth.                                 5.00            6/15/2035           1,030
       2,000   New York City Municipal Water Finance
                    Auth.                                 4.50            6/15/2037           1,944
       3,650   New York City Transit Auth. (INS) (PRE)    5.88            1/01/2030           3,883
          70   New York City Transitional Finance Auth.
                    (PRE)                                 5.38            2/15/2020              74
         800   New York City Transitional Finance Auth.
                    (PRE)                                 5.75            8/15/2024             844
         440   New York City Transitional Finance Auth.
                    (PRE)                                 5.50            5/01/2025             459
         555   New York City Transitional Finance Auth.
                    (PRE)                                 5.50            5/01/2025             579
         135   New York City Transitional Finance Auth.
                    (PRE)                                 5.00            5/01/2029             140
          55   New York City Transitional Finance Auth.   5.00            5/01/2029              56
       2,500   New York City Transitional Finance Auth.   5.00            2/01/2033           2,584
       1,000   Niagara Falls City School District (INS)   5.00            6/15/2028           1,032
       3,300   Niagara Falls City School District  (PRE)  5.38            6/15/2028           3,370
         675   Saratoga County IDA                        5.25           12/01/2032             657
       1,000   Seneca County IDA                          5.00           10/01/2027             957
       1,000   Seneca Nation Indians Capital
                    Improvements Auth.  (c)               5.00           12/01/2023             893
       2,600   Suffolk County IDA                         5.00           11/01/2028           2,394
       1,000   Suffolk County IDA (INS)                   5.00            6/01/2036             846
       1,000   Thruway Auth. (INS)                        5.00            3/15/2024           1,045
       2,000   Tobacco Settlement Financing Corp.         5.50            6/01/2019           2,142
       1,500   Town of Hempstead IDA                      4.50            7/01/2036           1,378
         150   Triborough Bridge and Tunnel Auth.         5.00            1/01/2032             153
       3,450   Ulster County IDA (LOC - Manufacturers &
                    Traders Trust Co.)                    5.65           11/15/2024           3,533
       1,000   Upper Mohawk Valley Regional Water
                    Finance Auth. (INS)                   4.25            4/01/2036             928
       2,000   Urban Development Corp.  (PRE)             5.00            3/15/2028           2,167
       1,300   Urban Development Corp. (INS) (PRE)        5.25            1/01/2030           1,381

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                            of INVESTMENTS (in thousands)
                            (continued)


USAA NEW YORK BOND FUND
DECEMBER 31, 2007 (UNAUDITED)

   PRINCIPAL                                            COUPON               FINAL          MARKET
      AMOUNT   SECURITY                                    RATE            MATURITY           VALUE
 ---------------------------------------------------------------------------------------------------
$      1,000   Warren and Washington Counties IDA (INS)   5.00%          12/01/2027        $  1,028
                                                                                          ----------
                                                                                            155,008
                                                                                          ----------
               VIRGIN ISLANDS (0.6%)

       1,000   Water and Power Auth.                      5.00            7/01/2031             956
                                                                                          ----------
               Total Fixed-Rate Instruments (cost: $153,294)                                155,964
                                                                                          ----------

               VARIABLE-RATE DEMAND NOTES (1.2%)

               NEW YORK (0.7%)

       1,100   Long Island Power Auth. (LOC - WestLB AG)  3.57            5/01/2033           1,100
                                                                                          ----------
               PUERTO RICO (0.5%)

         800   Sales Tax Financing Corp. (LIQ) (c)        3.77            8/01/2057             800
                                                                                          ----------
               Total Variable-Rate Demand Notes (cost: $1,900)                                1,900
                                                                                          ----------


               TOTAL INVESTMENTS (COST: $155,194)                                       $   157,864
                                                                                          ==========

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USAA NEW YORK BOND FUND
DECEMBER 31, 2007 (UNAUDITED)


GENERAL NOTES


USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA New York Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.
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                            (continued)


USAA NEW YORK BOND FUND
DECEMBER 31, 2007 (UNAUDITED)


B. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no delayed-delivery or when-issued commitments as of December 31, 2007.

C. As of December 31, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of December 31, 2007, were $5,149,000 and $2,479,000, respectively, resulting in net unrealized appreciation of $2,670,000.

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $160,195,000 at December 31, 2007, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.
(b) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended December 31, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    02/28/2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    02/28/2008
         ------------------------------


By:*     /s/ ROBERT GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Robert Galindo, Jr., Treasurer

Date:    02/28/2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.